Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (4,649,027)	$ (6,944,665)	$ (16,266,272)	$ (8,176,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	435,952	409,777	692,489	903,291
Stock-based compensation	759,534	182,785	321,223	387,892
(Gain) loss on revaluation of derivative liabilities, net	(1,374,196)	478,480	506,195	(3,759,146)
Gain on settlement of derivative liability			(1,012,351)
Interest converted to principal on convertible promissory notes	48,611	416,009	547,866	801,645
Provision for excess and obsolete inventory	(645,886)	15,717	(77,568)	59,175
Amortization of debt discount	163,871	1,462,145	2,121,593	1,185,547
Loss on extinguishment of debt			4,970,410
Issuance of warrants due to organic change			2,553,318
Gain on liquidation of subsidiary			(3,386,297)
Change in operating assets and liabilities:
Accounts receivable	(1,255,035)	273,182	(60,921)	(278,457)
Inventories	659,934	(37,275)	280,404	190,299
Prepaid expenses and other assets	(66,493)	(43,629)	(51,532)	146,783
Accounts payable	817,859	161,707	506,464	(298,086)
Accrued payroll and related costs	114,474	54,095	52,535	(411,506)
Other accrued expenses	(73,667)	409,922	81,230	381,337
Net cash used in operating activities	(5,064,069)	(3,161,750)	(8,221,214)	(8,867,888)
Cash flows from investing activities:
Purchase of property and equipment	(123,028)	(34,347)	(91,545)	(54,767)
Cash of former subsidiary transferred to liquidator			(433,411)
Acquisition of business	(2,000,000)
Net cash used in investing activities	(2,123,028)	(34,347)	(524,956)	(54,767)
Cash flows from financing activities:
Net proceeds from issuance of Series 1 convertible preferred stock, common stock and warrants			13,393,162
Purchase of Series B convertible preference shares of former subsidiary			(70,000)
Net cash provided by financing activities			13,323,162
Effect of exchange rates on cash		(96,658)	(197,099)	134,236
Net increase (decrease) in cash and cash equivalents	(7,187,097)	(3,292,755)	4,379,893	(8,788,419)
Cash and cash equivalents at beginning of the period	10,708,646	6,328,753	6,328,753	15,117,172
Cash and cash equivalents at end of the period	3,521,549	3,035,998	10,708,646	6,328,753
Supplemental disclosures of cash flow information:
Cash paid for interest		4,341	4,341
Cash paid for income taxes	3,100	18,582	28,559	41,467
Cash (received) for income taxes		(1,051)	(1,051)	(25,539)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of promissory note, net of debt discount, in business acquisition	1,100,000
Initial valuation of revenue earn-out contingency in business acquisition	410,000
Warrant derivative liabilities transferred to equity on waiver of potential cash settlement provisions	6,821,139
Inventory transferred to property and equipment	44,794
Exchange of convertible promissory notes for common stock and Series 1 convertible preferred stock			6,035,360
Exchange of Series A-1 convertible preferred stock for common stock and Series 1 convertible preferred stock			9,838,569
Issuance of warrants classified as liabilities to placement agent			1,147,021
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature			898,623
Issuance of long-term debt, net of debt discount, upon liquidation of subsidiary			1,656,684
Extinguishment of Series C convertible preference shares upon liquidation of subsidiary			$ 4,993,728